Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of income before income tax, domestic and foreign [Table Text Block]

	Year ended December 31,
	2011	2012	2013
Domestic income/(loss) (Marshall Islands)	$190,940	$(67,582)	$170,645
Foreign loss	(68,214)	(20,797)	(62,731)
Total income/(loss) before taxes	$122,726	$(88,379)	$107,914

Income tax expense statutory tax rate [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
Current Tax expense	$27637	$43957	$44591
Deferred Tax expense	-209	0	0
Income taxes	$27428	$43957	$44591

Effective tax rate	22.3%	-49.7%	41.3%

Schedule of reconciliation of total tax expense [Table Text Block]

	Year Ended December 31,
	2011	2012	2013

Reconciliation of total tax expense:
Change in valuation allowance	$(41,870)	$6,311	$-
Differences in tax rates	(3,288)	(3,896)	89
Effect of permanent differences	2	120	-
Adjustments in respect to current income tax of previous years	(766)	184	683
Tax rate on interest	-	-	742
Effect of exchange rate differences	(3,318)	(1,599)	7
Income tax	26,132	42,837	43,070

Loss of tax loss carry forward because of liquidation	50,536	-	-
Total	$27,428	$43,957	$44,591

Schedule of deferred tax assets and liabilities [Table Text Block]

	Year ended December 31,
	2012	2013
Deferred tax assets
Net operations loss carry forward	$8,707	$1,723
Accelerated depreciation of assets	107	65
Pension	1,136	608
Total deferred tax assets	$9,950	$2,396

Less: valuation allowance	(9,950)	(2,396)